Details to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Adjustments for non-cash items from continuing operations
(USD millions)	2018	2017	2016

Depreciation, amortization and impairments on:

Property, plant and equipment	2 021	1 677	1 591

Intangible assets	4 871	4 399	4 452

Financial assets [1]	– 11	256	132

Non-cash change in provisions and other non-current liabilities	876	160	956

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	– 900	– 1 043	– 935

Equity-settled compensation expense	759	683	671

Income from associated companies [2]	– 6 438	– 1 108	– 703

Taxes	1 221	1 296	1 119

Net financial expense	772	738	1 154

Total	3 171	7 058	8 437

[1] Includes fair value adjustments
[2] 2018 includes a reversal of a pre-tax gain (USD 5.8 billion) recognized from the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 2). The net cash proceed of USD 13.0 billion from the divestment is included in the consolidated statements of cash flows in line "Divestments and acquisitions of interests in associated companies, net."

Cash flows from changes in working capital and other operating items included in operating cash flow from continuing operations
(USD millions)	2018	2017	2016

(Increase) in inventories	– 533	– 247	– 235

(Increase) in trade receivables	– 569	– 204	– 229

Increase/(decrease) in trade payables	309	58	– 587

Change in other current assets	403	– 180	460

Change in other current liabilities	891	816	505

Other adjustments, net	– 2	1	9

Total	499	244	– 77

Cash flows arising from acquisitions and divestments of businesses
(USD millions)	Note	2018	2017	2016

Net assets recognized as a result of business combinations	23	– 13 946	– 999	– 869

Fair value of previously held equity interests				64

Receivables and payables contingent consideration, net [1]		41	206	84

Other payments and deferred consideration, net		– 35	– 36	– 44

Cash flows used for acquisitions of businesses		– 13 940	– 829	– 765

Cash flows from divestments of businesses [2]		18	45

Cash flows used for acquisitions and divestments of businesses, net		– 13 922	– 784	– 765

[1] The contingent consideration of the 2016 Transcend Medical, Inc. acquisition amounted to USD 92 million. Of this amount, USD 60 million was paid in 2016.
[2] In 2018, USD 18 million represents the net cash inflows from previous years divestments. In 2017, the USD 45 million primarily relates to the net identifiable assets of a divested business of USD 48 million, comprised of non-current assets of USD 29 million, current assets of USD 34 million partly offset by current liabilities of USD 15 million.

Reconciliation of liabilities arising from financing activities
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Total

January 1, 2018	23 224	5 308	28 532

Increase in non-current financial debts	2 856		2 856

Repayment of non-current financial debts		– 366	– 366

Change in current financial debts		1 681	1 681

Impact of business combinations	10	4	14

Changes in fair values, and other changes	5	– 48	– 43

Amortization of bonds discount	27	2	29

Currency translation effects	– 462	– 93	– 555

Current portion of non-current financial debt	– 3 190	3 190

December 31, 2018	22 470	9 678	32 148

(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Total

January 1, 2017	17 897	5 905	23 802

Increase in non-current financial debts	4 933		4 933

Repayment of non-current financial debts	– 1	– 187	– 188

Change in current financial debts		– 755	– 755

Changes in fair values, and other changes	– 6	– 140	– 146

Amortization of bonds discount	16		16

Currency translation effects	744	126	870

Current portion of non-current financial debt	– 359	359

December 31, 2017	23 224	5 308	28 532